Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Revenue	$ 59,572	$ 50,291	$ 232,339	$ 191,909	$ 151,533
Cost of revenue:
Cost of revenue	17,890	14,776	65,123	52,664	40,290
Gross profit	41,682	35,515	167,216	139,245	111,243
Operating expenses:
Sales and marketing	26,851	27,206	109,805	100,512	76,545
General and administrative	14,648	15,602	64,874	59,221	36,872
Research and development	9,015	6,555	30,519	31,765	12,204
Total operating expenses	50,514	49,363	208,282	192,736	126,680
Loss from operations	(8,832)	(13,848)	(41,066)	(53,491)	(15,437)
Gain on earn-out and warrant liabilities	(109)	3,267	4,497	21,233	0
Interest (expense) income, net	325	14	(40)	102	41
Other income (expense), net	1,412	(177)	2,959	(632)	(511)
Loss before income taxes	(7,204)	(10,744)	(33,650)	(32,788)	(15,907)
Income tax expense	1,978	309	5,038	457	1,062
Net loss	(9,182)	(11,053)	(38,688)	(33,245)	(16,969)
Net income attributable to and accretion of redeemable noncontrolling interest	(15)	(617)	(2,942)	(1,974)	(27)
Net loss attributable to AvePoint, Inc.	(9,197)	(11,670)	(41,630)	(35,219)	(16,996)
Net loss available to Common Stockholders	$ (9,197)	$ (11,670)	$ (41,630)	$ (68,147)	$ (51,442)
Basic and diluted loss per share (in dollars per share)	$ (0.05)	$ (0.06)	$ (0.23)	$ (0.48)	$ (0.57)
Basic and diluted shares used in computing loss per share (in shares)	182,818	182,833	181,957	141,596	89,638
SaaS [Member
Revenue:
Revenue	$ 35,512	$ 26,553	$ 117,180	$ 85,580	$ 52,074
Cost of revenue:
Cost of revenue	7,895	5,563	26,617	19,039	11,050
Termed License and Support [Member]
Revenue:
Revenue	10,904	10,202	57,214	50,970	38,949
Cost of revenue:
Cost of revenue	461	585	1,969	950	1,930
Service [Member]
Revenue:
Revenue	9,747	8,925	41,283	31,919	34,140
Cost of revenue:
Cost of revenue	9,351	8,350	35,629	30,726	26,089
Maintenance [Member]
Revenue:
Revenue	3,409	4,611	15,868	21,022	23,462
Cost of revenue:
Cost of revenue	$ 183	$ 278	$ 908	$ 1,949	$ 1,221